Consolidated Statements of Financial Position (Parentheticals) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares	Jan. 01, 2021 USD ($) shares	Jan. 01, 2021 ₪ / shares
Statement of financial position [abstract]
Trade receivables, net of allowance (in Dollars) | $	$ 5,416		$ 5,071		$ 3,967
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.1		₪ 0.1		₪ 0.1
Ordinary shares, shares authorized	50,000,000		50,000,000		50,000,000
Ordinary shares, shares issued	49,093,055		49,073,055		49,035,055
Ordinary shares, shares outstanding	49,093,055		49,073,055		49,035,055